Earnings Per Share - Additional Information (Detail) (Stock Option [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option [Member]
Earnings Per Share [Line Items]
Options outstanding of common shares	22	54	56